EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Investments
Equity accounted investments, beginning of year	$ 20,807	$ 19,719
Additions	100	698
Disposals and return of capital distributions	(967)	(459)
Share of net (losses) earnings from equity accounted investments	826	1,020	$ (749)
Distributions received	(263)	(172)
Foreign currency translation	(578)	(145)
Reclassification from (to) assets held for sale	(276)	(210)
Impact of change in accounting basis	(706)	0
Manager Reorganization	1,061	0
Other comprehensive income and other	(61)	356
Equity accounted investments, end of year	$ 19,943	$ 20,807	$ 19,719